UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

            /s/ Michael E. Leonetti         Buffalo Grove, IL      02/05/03
            -----------------------         -----------------      --------
            [Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                              ----------
Form 13F Information Table Entry Total:                              67
                                                              ----------
Form 13F Information Table Value Total:                       $  153,661
                                                              ----------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                           Leonetti & Associates, Inc.
                                    31-Dec-02

                                                           VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
--------------------------- --------------   --------- ----------- --------     ---  ----  ------- --------  --------  ------   ----
AOL Time Warner                COM           00184A105     1,882    143,690     SH          Sole              21,000         122,690
Alliant Techsystems Com        COM           018804104     2,413     38,700     SH          Sole                              38,700
American Standard              COM           029712106       854     12,000     SH          Sole              12,000
AmerisourceBergen Corp         COM           03073E105     3,221     59,300     SH          Sole               2,100          57,200
Apollo Group Inc Cl A          COM           037604105     2,226     50,600     SH          Sole               5,000          45,600
Aramark Corp Cl B              COM           038521100     1,243     52,900     SH          Sole              15,000          37,900
Associated Banc Corp           COM           045487105       200      5,900     SH          Sole                               5,900
Avon Products Inc              COM           054303102     4,574     84,900     SH          Sole               2,000          82,900
BB & T Corp Com                COM           054937107     4,054    109,600     SH          Sole              24,000          85,600
Bank Of America Corp           COM           060505104       209      3,000     SH          Sole               3,000
Bausch & Lomb Inc.             COM           071707103     1,973     54,800     SH          Sole               3,000          51,800
Black & Decker                 COM           091797100       343      8,000     SH          Sole               8,000
Blockbuster Inc.               COM           093679108       933     76,200     SH          Sole                              76,200
Borg Warner Inc                COM           099724106     2,551     50,600     SH          Sole              13,000          37,600
Burlington Northern Santa F    COM           12189T104       577     22,200     SH          Sole                              22,200
California Pizza Kitchen In    COM           13054D109       605     24,000     SH          Sole                              24,000
Charter One Financial Inc      COM           160903100     2,969    103,341     SH          Sole              16,275          87,066
ChevronTexaco Corp             COM           166764100     5,797     87,200     SH          Sole               9,750          77,450
Citigroup Inc                  COM           172967101     4,976    141,400     SH          Sole              10,833         130,567
Columbia Sportswear Co         COM           198516106       293      6,600     SH          Sole               4,000           2,600
Computer Science               COM           205363104       620     18,000     SH          Sole              18,000
Conagra Foods Inc              COM           205887102     3,403    136,075     SH          Sole              18,500         117,575
Consolidated Edison            COM           209115104       358      8,350     SH          Sole                               8,350
Dean Foods Co                  COM           242370104     3,719    100,250     SH          Sole              12,500          87,750
Dial Corp New Com              COM           25247D101     1,210     59,400     SH          Sole              22,700          36,700
Ensco Intl Inc                 COM           26874Q100     1,667     56,600     SH          Sole              10,000          46,600
Everest Reinsurance Group L    COM           G3223R108     2,206     39,900     SH          Sole                              39,900
Exelon Corp                    COM           30161N101     3,230     61,200     SH          Sole                              61,200
Exxon Mobil Corp               COM           30231G102     2,145     61,400     SH          Sole                              61,400
General Electric Co            COM           369604103     1,032     42,400     SH          Sole               3,000          39,400
Humana Inc                     COM           444859102       852     85,200     SH          Sole              22,000          63,200
ITT Industries Inc             COM           450911102       510      8,400     SH          Sole                               8,400
International Business Mach    COM           459200101     6,254     80,700     SH          Sole               8,000          72,700
JetBlue Airways Corp           COM           477143101     3,633    134,550     SH          Sole               9,750         124,800
Johnson & Johnson              COM           478160104     6,961    129,600     SH          Sole              15,000         114,600
Kellogg Co                     COM           487836108     3,444    100,500     SH          Sole              15,000          85,500
Lincare Holdings Inc           COM           532791100     2,963     93,700     SH          Sole              20,000          73,700
Merck & Co Inc                 COM           589331107       243      4,300     SH          Sole               4,000             300
Movie Gallery Inc              COM           624581104       572     44,000     SH          Sole               5,000          39,000
Nasdaq 100 Tr Unit             UNIT SER 1    631100104     2,742    112,500     SH          Sole               4,000         108,500
Nokia Corp                     COM           654902204     2,196    141,700     SH          Sole              20,000         121,700
Northrop Grumman Corp          COM           666807102       208      2,142     SH          Sole               2,142
P F Chang's China Bistro In    COM           69333Y108     1,082     29,800     SH          Sole                              29,800
Patterson UTI Energy           COM           703481101     1,632     54,100     SH          Sole               5,000          49,100
Pepsi Bottling Group           COM           713409100     1,285     50,000     SH          Sole              21,000          29,000
Principal Financial Group      COM           74251V102     1,892     62,800     SH          Sole              10,000          52,800
Prudential Financial Inc       COM           744320102     3,063     96,488     SH          Sole               6,000          90,488
Qualcomm Inc                   COM           747525103     1,430     39,300     SH          Sole                              39,300
SPDR TR                        UNIT SER 1    78462F103     5,550     62,900     SH          Sole              11,200          51,700
Sara Lee Corp                  COM           803111103     2,715    120,600     SH          Sole              20,000         100,600
Schein, Henry                  COM           806407102     3,506     77,900     SH          Sole                              77,900
Semiconductor Holders Tr De    COM           816636203     2,563    115,700     SH          Sole               4,000         111,700
Smith International Inc        COM           832110100     1,791     54,900     SH          Sole              10,000          44,900
Southern Co                    COM           842587107     1,116     39,300     SH          Sole                              39,300
Stericycle Inc                 COM           858912108     1,532     47,300     SH          Sole               4,000          43,300
Sunrise Assist Living          COM           86768K106     1,974     79,300     SH          Sole              21,000          58,300
Sysco Corp                     COM           871829107     1,847     62,000     SH          Sole                              62,000
Tribune Co                     COM           896047107     6,047    133,020     SH          Sole              19,000         114,020
Union Pacific Corp             COM           907818108     4,454     74,400     SH          Sole                              74,400
Universal Health Services C    COM           913903100     3,613     80,100     SH          Sole              12,000          68,100
V F Corp                       COM           918204108       285      7,900     SH          Sole                               7,900
Verizon Communications         COM           92343V104     7,750    200,000     SH          Sole              18,000         182,000
Waste Connections Inc          COM           941053100       236      6,100     SH          Sole                               6,100
Wells Fargo & Co               COM           949746101     3,631     77,475     SH          Sole                              77,475
Willis Group Holdings Ltd S    COM           G96655108       313     10,900     SH          Sole               7,000           3,900
Wisconsin Energy Corp          COM           976657106       285     11,300     SH          Sole                              11,300
YUM! Brands Inc.               COM           988498101     2,008     82,900     SH          Sole               5,000          77,900
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                  67        DATA RECORDS   153,661